SIGNIFICANT COMMITMENTS AND AGREEMENTS - Operating lease commitments (Details) Rp in Billions	12 Months Ended
Dec. 31, 2018 IDR (Rp)
Operating lease commitments
Minimum lease payments	Rp 4,038
Future minimum lease payments	23,832
Future minimum lease receivables	Rp 4,105
Minimum
Operating lease commitments
Term	1 year
Maximum
Operating lease commitments
Term	10 years
Less than one year
Operating lease commitments
Future minimum lease payments	Rp 6,271
Future minimum lease receivables	1,084
1-5 years
Operating lease commitments
Future minimum lease payments	13,030
Future minimum lease receivables	2,464
Thereafter
Operating lease commitments
Future minimum lease payments	4,531
Future minimum lease receivables	Rp 557